General information	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
General information
General information

1General information

Vertical Aerospace Group Ltd (the “Company” or the “Group” if together with its subsidiaries) is a private company limited by share capital, incorporated and domiciled in UK.

The address of its registered office is:

140-142 Kensington Church Street
London
W8 4BN
United Kingdom

Principal activities

The principal activity of the Company and its wholly owned subsidiary, Vertical Advanced Engineering Ltd (“VAEL”), is the development and commercialization of vertical take-off and landing electrically powered aircraft (‘eVTOL’). The Group’s main operations are in the United Kingdom.

Prior to the Company’s formation, the principal activities of the Group were carried out by Imagination Industries Aero Ltd (“IIAL”) (formerly Vertical Aerospace Ltd), an entity indirectly but wholly owned by the Founder through an investment in Imagination Industries Ltd (“IIL”).

1 General information

Vertical Aerospace Group Ltd (“VAGL”, the “Company”, or the “Group” if together with its subsidiaries) is a private company limited by share capital, incorporated and domiciled in UK formed and fully capitalized in May 2020 by Stephen Fitzpatrick (the “Founder”).

The address of its registered office is:

140-142 Kensington Church Street

London

W8 4BN

United Kingdom

These financial statements were authorised for issue by the Management Board on July 9, 2021, except with respect to the matters that raise substantial doubt about the Company’s ability to continue as a going concern discussed in Note 2, as to which the date is September 20, 2021.

Principal activities

The principal activity of the Company and its wholly owned subsidiary, Vertical Advanced Engineering Ltd (“VAEL”), is the development and commercialization of vertical take-off and landing electrically powered aircraft (‘eVTOL’). The Group’s main operations are in the United Kingdom.

Prior to the Company’s formation, the principal activities of the Group were carried out by Imagination Industries Aero Ltd (“IIAL”) (formerly Vertical Aerospace Ltd), an entity indirectly but wholly owned by the Founder through an investment in Imagination Industries Ltd (“IIL”).